Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Indefinite lived intangible assets other than goodwill	$ 120.9
Amortization	3.1	$ 6.1	$ 0.9
Tradenames
Goodwill [Line Items]
Indefinite lived intangible assets other than goodwill	113.5
Other
Goodwill [Line Items]
Indefinite lived intangible assets other than goodwill	$ 7.4